Financial instruments - Fair value measurement of financial assets and liabilities (Details) - At fair value - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	$ 12,190	$ 48,281
FVTE
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,543,047	2,237,364
Derivative financial instruments designated as hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	117,123	157,010
Derivative financial assets	265,551	51,512
Cash and cash equivalents | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	966,458	1,699,206
Cash included in funds held for clients (Note 5) | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	504,726	456,525
Deferred compensation plan assets (Note 11) | FVTE | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	71,863	81,633
Short-term investments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,184	1,027
Long-term bonds included in funds held for clients (Note 5) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	94,113	136,629
Long-term investments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,826	19,354
Cross-currency swaps | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	0	5,762
Cross-currency swaps | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	1,685	39,918
Cross-currency swaps | Current derivative financial instruments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	8,740	4,146
Cross-currency swaps | Long-term derivative financial instruments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	222,246	24,347
Foreign currency forward contracts | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	5,710	735
Foreign currency forward contracts | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	4,795	1,866
Foreign currency forward contracts | Current derivative financial instruments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	18,934	12,745
Foreign currency forward contracts | Long-term derivative financial instruments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	15,631	9,231
Interest rate swaps | Current derivative financial instruments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 0	$ 1,043